GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS	12 Months Ended
Dec. 31, 2017
Gain (Loss) on Disposition of Assets [Abstract]
GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS
GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS

The Company has recorded gains/losses on sale of assets and termination of charters as follows:

	Year ended December 31,
(in thousands of $)	2017	2016	2015
(Loss)/gain on sale of vessels	(1,699)	(167)	7,364
Gain on termination of charters	2,823	—	—
Total gain/(loss) on sale of assets and termination of charters	1,124	(167)	7,364

The Company distinguishes between gains or losses on termination of charters, where ownership of the underlying vessel is retained, and gains or losses on sale of assets, where the vessel is disposed of and there may be an associated charter termination fee paid or received for early termination of the underlying charter.

(Loss)/Gain on sale of vessels:

During the year ended December 31, 2017, the Company recorded a net loss of $1.7 million arising from the disposals of four crude oil tankers and the commencement of a sales-type lease for the 1,700 TEU container vessel MSC Alice as described below.

The VLCC Front Century, the Suezmax Front Brabant, the VLCC Front Scilla and the Suezmax Front Ardenne, which were accounted for as direct financing lease assets, were sold to unrelated third parties in March 2017, May 2017, June 2017 and August 2017, respectively. Losses of $26,000, $1.7 million, $1.1 million and a gain of $0.3 million, respectively, were recorded on the disposals. Sales proceeds included compensation received for early termination of the charters (see Note 15: Related party transactions). The 1,700 TEU container vessel MSC Alice which was previously an operating lease asset, was accounted for as a sales-type lease during the year ended December 31, 2017, following the commencement of a long-term bareboat charter in April 2017 to MSC Mediterranean Shipping Company S.A. ("MSC"), an unrelated party. The terms of the charter provides a minimum fixed price purchase obligation at the expiry of the five year charter period. A gain of $0.7 million was recorded on the transaction.

During the year ended December 31, 2016, the Company sold one VLCC and one offshore support vessel to unrelated parties and realized aggregate net loss of $0.2 million on their disposals.

During the year ended December 31, 2015, the Company sold three Suezmax tankers and five container vessels to unrelated parties and realized aggregate net gains of $7.4 million on their disposals.

Gain on termination of charters:

In April 2017, the 2007-built jack-up drilling rig Soehanah was redelivered to us by the previous charterer, PT Apexindo Pratama Duta ("Apexindo"). Ship Finance received a non-amortizing loan note with a term of six years from Apexindo as part of the settlement agreement for the early termination of the charter. The note which has an initial face value of $6.0 million has been recorded at an initial fair value of $2.8 million, resulting as a gain on the termination of the charter.